Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textual)
Revenues from related party
Advance to related party settled through service	$ 52,215
Related party receivable
Notes receivable		547,259
Due from related parties	219,051	248,866
Loan provided to related parties	(7,400)	(18,210)	(930,536)
Due to related parties		446,050
Short term loan	3,842,371
Purchase of property and equipment	267,856	$ 672,715	23,900
Investment term		30 days
Capital contribution
Due to related parties [Member]
Related Party Transactions (Textual)
Related parties expenses	0	1,746	0
Due to related parties	0	446,050
Short term loan		1,670
Repayments of borrowings	1,717	0	0
Beijing Jiate Information Technology Co., Ltd. ("Jiate") [Member]
Related Party Transactions (Textual)
Related party account payable	46,661	111,830
Loan provided to related parties	82,794		125,687
Due to related parties	444,380	0
Repayments of borrowings		40,011
General & administrative expenses	193,142	188,319
Beijing Jiate Information Technology Co., Ltd. ("Jiate") [Member] | Due from related parties [Member]
Related Party Transactions (Textual)
Related parties expenses		23,094
Repayments of borrowings	472,197	0	0
Beijing Jiate Information Technology Co., Ltd. ("Jiate") [Member] | Due to related parties [Member]
Related Party Transactions (Textual)
Repayments of borrowings	0	0	19,841
Purchase of property and equipment	15,539	238,353	0
Chongqing Taiying Shiye Development Co., Ltd. ("Shiye") | Notes Receivable From Related Party [Member]
Related Party Transactions (Textual)
Short term loan					$ 1,130,765
Repayments of borrowings				$ 113,901
Equity interest, percentage					5.00%
Notes receivable - related party		907,297
Jiangsu sound Valley Human Resource Management Co., Ltd [Member]
Related Party Transactions (Textual)
Revenue from related party for services	42,060
Beijing Taiying Anrui Holding Co.,Ltd. [Member]
Related Party Transactions (Textual)
Revenue from related party for services	108,453
Advance to related party settled through service		52,215
Loan provided to related parties	18,210	108,453
Chongqing Shenggu Human Resources Co., Ltd. [Member]
Related Party Transactions (Textual)
Due from related parties	219,051	248,866
Loan provided to related parties	7,400	0	0
Shandong Luk Information Technology Co., Ltd. ("Luk")
Related Party Transactions (Textual)
Revenue from related party for services	67,440	485,304	892,595
Related party receivable			353,513
Loan provided to related parties			$ 448,339
Due to related parties	$ 0	$ 17,659